FINANCIAL INSTRUMENTS (Details 20) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 559,164	$ 747,258
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	568,123	755,809
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	8,959	8,551
Financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	912	1,131
Financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	912	1,131
Financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Other debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	82,239	90,795
Other debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	85,848	93,370
Other debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,609	2,575
Net subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	642,315	839,184
Net subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	654,883	850,310
Net subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	12,568	11,126
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,255	3,900
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	7,055	7,921
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,800	4,021
Financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	200	837
Financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	200	837
Financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Other debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	6,001	10,412
Other debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	6,001	10,412
Other debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Net Subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	9,456	15,149
Net Subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	13,256	19,170
Net Subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 3,800	$ 4,021